Fair Value Measurements - Key Assumptions Used for the Valuation of the Convertible Preferred Stock Warrant Liabilities (Details) - Fair Value, Recurring - Option Pricing Model	Dec. 31, 2020	Dec. 31, 2019
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	0	0
Minimum | Expected remaining term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	4.1	0.6
Minimum | Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	0.479	0.476
Minimum | Average risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	0.0027	0.0160
Maximum | Expected remaining term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	9.4	9.1
Maximum | Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	0.524	0.602
Maximum | Average risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrants, measurement input	0.0088	0.0189